Separation of Kyndryl	12 Months Ended
Dec. 31, 2022
Separation of Kyndryl
Separation of Kyndryl

NOTE C. SEPARATION OF KYNDRYL

As discussed in note A, “Significant Accounting Policies,” on November 3, 2021, the company completed the separation of its managed infrastructure services unit into a new public company, Kyndryl.

The historical results of Kyndryl have been presented as discontinued operations and, as such, have been excluded from continuing operations and segment results for all periods presented. The company’s presentation of discontinued operations excludes general corporate overhead costs which were historically allocated to Kyndryl, consistent with the company’s management system, that did not meet the requirements to be presented in discontinued operations. Such allocations include labor and non-labor expenses related to IBM’s corporate support functions (e.g., finance, accounting, tax, treasury, IT, HR, legal, among others) that historically provided support to Kyndryl and transferred to Kyndryl at separation. In addition, discontinued operations excludes the historical intercompany purchases and sales between IBM and Kyndryl that were eliminated in consolidation.

IBM will provide transition services to Kyndryl predominantly consisting of information technology services for a period no longer than two years after the separation. The impact of these transition services on the company’s Consolidated Financial Statements for the year ended December 31, 2022 was not material.

At separation, IBM and Kyndryl entered into various commercial agreements pursuant to which Kyndryl will purchase hardware, software and services from IBM and under which IBM will receive hosting and information infrastructure services from Kyndryl. As part of the separation, IBM has also committed to provide upgraded hardware at no cost to Kyndryl over a two-year period after the separation. An estimate of the remaining obligation under the agreement is recorded in other accrued expenses and liabilities in the Consolidated Balance Sheet.

The total net impact to stockholder’s equity from the separation was a reduction of $7,203 million, which was reflected as a reduction of $8,404 million, $1,264 million and $62 million to retained earnings, accumulated other comprehensive income/(loss) and noncontrolling interest, respectively, in the Consolidated Statement of Equity as of December 31, 2021.

The following table presents the major categories of income/(loss) from discontinued operations, net of tax.

($ in millions)
For the year ended December 31:	2022	2021	*	2020	*
Revenue	$7	$14,994		$18,441
Cost of sales	24	11,270		13,651
Selling, general and administrative expense	86	1,869	**	1,641	**
Kyndryl-related workforce rebalancing charges	—	31	**	884	**
RD&E and Other (income) and expense	(84)	80		124
Income/(loss) from discontinued operations before income taxes	$(20)	$1,744		$2,142
Provision for income taxes	124	714	È	484
Income/(loss) from discontinued operations, net of taxÈÈ	$(143)	$1,030		$1,658

*	Excludes intercompany transactions between IBM and Kyndryl and general corporate overhead costs transferred to Kyndryl as discussed above.
**	Recast to conform to 2022 presentation.
È	Includes tax charges related to the Kyndryl separation.
ÈÈ	Includes $(1) million and $89 million in 2021 and 2020, respectively, related to discontinued operations of Microelectronics, divested in 2015.

Loss from discontinued operations before income taxes for the year ended December 31, 2022 primarily reflects the net impact of changes in separation-related estimates, the settlement of assets and liabilities in accordance with the separation and distribution agreement and a gain on sale of a joint venture historically managed by Kyndryl, which transferred to Kyndryl in the first quarter of 2022 upon receiving regulatory approval. The discontinued operations provision for income taxes for the year ended December 31, 2022, primarily reflects the impact of provision to return adjustments on the Kyndryl-related taxes.

Separation costs of $5 million, $1,042 million and $21 million incurred during the years ended December 31, 2022, 2021 and 2020, respectively, are included in income/(loss) from discontinued operations, net of tax, in the Consolidated Income Statement. These charges primarily relate to transaction and third-party support costs, business separation and applicable employee retention fees, pension settlement charges and related tax charges.

The following table presents selected financial information related to cash flows from discontinued operations.

($ in millions)
For the year ended December 31:	2022	2021		2020
Net cash provided by/(used in) operating activities	$—	$1,612	*	$4,403
Net cash provided by/(used in) investing activities	48	(380)		(935)

* Excludes intercompany transactions between IBM and Kyndryl and general corporate overhead costs transferred to Kyndryl as discussed above.